DEFERRED GOVERNMENT GRANT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred government grant
Beginning	$ 3,572	¥ 24,799	¥ 37,360
Received	1,649	11,450	1,350
Recognized as income during the year	(1,735)	(12,041)	(13,911)
Ending	3,486	¥ 24,208	24,799
Including: current portion	$ 1,872		¥ 16,360	¥ 13,000